Financial risks - Contractual maturity (Liquidity risk) (Details) - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contractual maturity (Liquidity risk)
Total financial liabilities		DKK 251,249	DKK 556,915
Expected interest payment on royalty bond		33,100
Trade payables
Contractual maturity (Liquidity risk)
Total financial liabilities		29,428	19,739
Royalty bond repayments
Contractual maturity (Liquidity risk)
Total financial liabilities		135,734	352,640
Interest payments on royalty bond
Contractual maturity (Liquidity risk)
Total financial liabilities		49,691	154,900
Other
Contractual maturity (Liquidity risk)
Total financial liabilities		36,396	29,636
Less than 6 months
Contractual maturity (Liquidity risk)
Total financial liabilities		74,474	65,925
Less than 6 months | Trade payables
Contractual maturity (Liquidity risk)
Total financial liabilities		29,428	19,739
Less than 6 months | Royalty bond repayments
Contractual maturity (Liquidity risk)
Total financial liabilities		1,401	0
Less than 6 months | Interest payments on royalty bond
Contractual maturity (Liquidity risk)
Total financial liabilities		7,249	16,550
Less than 6 months | Other
Contractual maturity (Liquidity risk)
Total financial liabilities		36,396	29,636
6 to 12 months
Contractual maturity (Liquidity risk)
Total financial liabilities		8,649	19,915
6 to 12 months | Trade payables
Contractual maturity (Liquidity risk)
Total financial liabilities		0	0
6 to 12 months | Royalty bond repayments
Contractual maturity (Liquidity risk)
Total financial liabilities		1,347	3,365
6 to 12 months | Interest payments on royalty bond
Contractual maturity (Liquidity risk)
Total financial liabilities		7,302	16,550
6 to 12 months | Other
Contractual maturity (Liquidity risk)
Total financial liabilities		0	0
1 to 5 years
Contractual maturity (Liquidity risk)
Total financial liabilities		168,126	471,075
1 to 5 years | Trade payables
Contractual maturity (Liquidity risk)
Total financial liabilities		0	0
1 to 5 years | Royalty bond repayments
Contractual maturity (Liquidity risk)
Total financial liabilities		132,986	349,275
1 to 5 years | Interest payments on royalty bond
Contractual maturity (Liquidity risk)
Total financial liabilities		35,140	121,800
1 to 5 years | Other
Contractual maturity (Liquidity risk)
Total financial liabilities		DKK 0	DKK 0
Forecast
Contractual maturity (Liquidity risk)
Expected interest payment on royalty bond	DKK 14,600